PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Provision for Legal Proceedings and Judicial Deposits (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Judicial deposit	R$ 1,056,690	R$ 895,901
Comgas [member]
Disclosure of other provisions [line items]
Judicial deposit	R$ 110,170